Intangible Assets and Goodwill, Net - Assumptions used in fair value calculations of goodwill and intangible assets (Details) - Cable Segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 multiple
Bottom Of Range
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	4.90%	4.00%
Discount rate (as a percentage)	11.50%	10.00%
Pre-tax discount rate	13.20%	13.66%
Multiple of sales	2.0	2.2
Multiple of EBITDA (as defined)	5.5	6.8
Top Of Range
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	4.90%	4.00%
Discount rate (as a percentage)	12.30%	10.60%
Pre-tax discount rate	15.30%	16.50%
Multiple of sales	2.9	3.3
Multiple of EBITDA (as defined)	7.1	7.9